Restricted Net Assets - Additional information (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
China [Member]
Disclosure In Entirety Of Restricted Assets [Line Items]
Restricted net assets	$ 35.0	$ 35.0